Equity	12 Months Ended
Dec. 31, 2022
Equity
Equity

24	Equity

(a)        Share capital

As of December 31, 2022 and 2021, the authorized and fully subscribed and paid-in capital, in the amount of R$ 15,000.000, was composed of 683,509,869 registered, book-entry common shares with no par value, as follows:

	December 31, 2022		December 31, 2021
	Number of shares	%	Number of shares	%
State Department of Finance	343,506,664	50.3	343,506,664	50.3
Other shareholders

In Brazil (1)	257,339,417	37.6	234,965,971	34.4
Abroad (2) (3)	82,663,788	12.1	105,037,234	15.3

	683,509,869	100.0	683,509,869	100.0

(1)	As of December 31, 2022, the common shares traded in Brazil were held by 31,351 shareholders. It includes six shares held by Companhia Paulista de Parcerias (CPP), which is controlled by the São Paulo State Government.

(2)	Shares traded as American Depositary Receipts (ADR) on the New York Stock Exchange, through The Bank New York Mellon, the depositary bank for the Company's ADRs.

(3)	Each ADR corresponds to 1 share.

(b)       Distribution of earnings

Shareholders are entitled to a minimum mandatory dividend of 25% of the adjusted net income under Brazilian GAAP, calculated according to the Brazilian corporate law. The dividends do not bear interest and the amounts not claimed within three years from the date of the Shareholders' Meeting that approved them mature in favor of the Company.

	2022	2021	2020
Profit for the year	3,121,267	2,305,869	973,318
(-) Legal reserve - 5%	156,063	115,293	48,666

	2,965,204	2,190,576	924,652

Minimum mandatory dividend – 25%	741,301	547,645	231,163
Dividend per share and per ADS	1.08455	0.80122	0.33820

On April 28, 2022, the Shareholders’ General Meeting approved the distribution of complementary minimum dividends in the amount of R$ 96,700 related to 2021. Thus, the amount of R$ 55,631, related to the portion exceeding the minimum mandatory dividends of 25%, established in the bylaws, recorded in the 2021 equity under “Complementary minimum dividends” was transferred to current liabilities. These amounts started being paid in June 2022.

The Company proposed dividends as interest on capital ad referendum of the Annual Shareholders’ Meeting of 2023, in the amount of R$ 741,301 (R$ 547,645 in 2021) and complementary minimum dividends in the amount of R$ 130,857 (R$ 96,700 in 2021), totaling R$ 872,158 (R$ 644,345 in 2021), corresponding to R$ 1.2760 per common share (R$ 0.9427 in 2021), to be resolved on the Shareholders’ Meeting to be held on April 27, 2023. The amount exceeding the minimum mandatory dividend due in the year of R$ 130,857 (R$ 96,700 in 2021) was reclassified into equity to the “Complementary minimum dividends” account, this amount includes the withholding income tax of R$ 53,930 (R$ 41,069 in 2021).

The Company charged interest on capital to minimum dividends by its net withholding income tax. The amount of R$ 53,930 (R$ 41,069 in 2021) referring to withholding income tax was recognized in current liabilities, in order to comply with tax liabilities related to the credit of interest on capital.

The balance payable of interest on capital as of December 31, 2021 of R$ 741,725 (R$ 548,006 in 2021) refers to the amount of R$ 741,301 (R$ 547,645 in 2021) declared in 2022, net of withholding income tax and R$ 424 declared in prior years (R$ 361 in 2021).

(c)        Legal reserve

Earnings reserve - legal reserve: created by allocating 5% of the net income for the year up to the limit of 20% of the share capital. The Company may not create the legal reserve in the year in which the balance of this reserve, plus the amount of the capital reserves, exceeds 30% of the share capital. The purpose of the legal reserve is to ensure the integrity of the share capital. It can only be used to offset losses or increase capital, but not to pay dividends.

(d)       Investments reserve

Earnings reserve - investments reserve is specifically formed by the portion corresponding to own funds assigned to the expansion of the water supply and sewage treatment systems, based on capital budget approved by the Management.

As of December 31, 2022 and 2021, the balance of investment reserve totaled R$ 10,390,535 and R$ 8,297,489, respectively.

Pursuant to paragraph four of article 49 of the by-laws, the Board of Directors may propose to the Shareholders’ Meeting that the remaining balance of profit for the year, after deducting the legal reserve and minimum mandatory dividends, be allocated to an investment reserve that will comply with the following criteria:

I-	its balance, jointly with the balance of the other earnings reserves, except for reserves for contingencies and realizable profits, may not exceed the capital stock; and
II-	the reserve is intended to guarantee the investment plan and its balance may be used:

a) to absorb losses, whenever necessary;

b)       to distribute dividends, at any moment;

c)       in share redemption, reimbursement or purchase transactions authorized by law;

d)       in incorporation of the capital stock.

(e)       Allocation of the profit for the year

		2022	2021	2020
Profit
(+)	Profit for the year	3,121,267	2,305,869	973,318
(-)	Legal reserve – 5%	156,063	115,293	48,666
(-)	Minimum mandatory dividends	741,301	547,645	231,163
(-)	Complementary minimum dividends	130,857	96,700	40,806
Investment reserve recorded		2,093,046	1,546,231	652,683

Management will send for approval at the Shareholders’ Meeting, a proposal to reallocate retained earnings the amount of R$ 2,093,046 to the Investment Reserve account, in order to meet the investment needs foreseen in the Capital Budget.

(f)       Retained earnings

Retained earnings (accumulated losses): the statutory balance of this account is zero as all retained earnings must be distributed or allocated to an earnings reserve.

(g)        Other comprehensive loss

Gains and losses arising from changes in the actuarial assumptions are accounted for as equity valuation adjustments, net of the effects of income tax and social contribution effects. See Note 22, the breakdown of amounts recorded in 2022 and 2021.

	G1 plan	G0 plan	Total

Balance as of December 31, 2021	212,114	(165,740)	46,374
Actuarial gains/(losses) for the year (Note 22)	(30,497)	161,766	131,269
Balance as of December 31, 2022	181,617	(3,974)	177,643